Employees - Employee benefit expense (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Employee benefit expense
Wages and salaries (including bonuses)	£ (255,637,000)	£ (229,605,000)	£ (202,982,000)
Social security costs	(31,396,000)	(27,334,000)	(23,499,000)
Share-based payments (note 22)	(6,216,000)	(4,090,000)	(3,334,000)
Pension costs-defined contribution schemes (note 30.2)	(2,686,000)	(2,435,000)	(2,427,000)
Total employee benefit expense	£ (295,935,000)	£ (263,464,000)	£ (232,242,000)